UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-24024

SEG Partners Long/Short Equity Fund

(Exact name of registrant as specified in charter)

380 Lafayette Street New York, New York 10003

(Address of principal executive offices) (Zip code)

Jennifer Vinsonhaler

380 Lafayette Street New York, New York 10003

(Name and address of agent for service)

212-475-8335

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2026

Date of reporting period: April 30, 2026

Item 1. Reports to Stockholders.

SEG Partners Long/Short Equity Fund

Semi-Annual Report

April 30, 2026

SEG Partners Long/Short Equity Fund

i

SEG Partners Long/Short Equity Fund

Allocation of Portfolio Holdings (1)

April 30, 2026 (Unaudited)

(1)	Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2026, and are based on the total market value of all investments, including derivatives unless otherwise noted.

See accompanying notes to financial statements

SEG Partners Long/Short Equity Fund

Schedule of Investments
April 30, 2026 (Unaudited)

COMMON STOCKS - 80.0%	Shares	Value
Aerospace & Defense - 3.4%
Moog, Inc. - Class A	5,433	$1,637,017
TransDigm Group, Inc.	3,220	3,735,136
		5,372,153
Commercial Services & Supplies - 3.7%
Cintas Corp.	8,294	1,449,045
Rollins, Inc.	77,635	4,326,598
		5,775,643
Construction & Engineering - 0.7%
Quanta Services, Inc.	1,431	1,041,439

Construction Materials - 5.5%
Martin Marietta Materials, Inc.	13,994	8,663,266

Containers & Packaging - 3.7%
Packaging Corp. of America	27,072	5,778,518

Electronic Equipment, Instruments & Components - 4.8%
Amphenol Corp. - Class A	34,665	5,105,114
CDW Corp./DE	6,727	920,994
Teledyne Technologies, Inc. (a)	2,487	1,606,229
		7,632,337
Entertainment - 6.0%
Live Nation Entertainment, Inc. (a)	59,482	9,394,587

Financial Services - 2.8%
Corpay, Inc. (a)	14,575	4,466,800

Health Care Equipment & Supplies - 3.7%
STERIS PLC	26,851	5,823,445

Health Care Providers & Services - 5.0%
Labcorp Holdings, Inc.	30,783	7,905,074

Hotels, Restaurants & Leisure - 5.1%
Viking Holdings Ltd. (a) (Bermuda)	97,922	8,020,791

Household Durables - 7.9%
Garmin Ltd. (Switzerland)	12,206	3,065,415
Somnigroup International, Inc.	124,166	9,419,233
		12,484,648
Insurance - 2.8%
Brown & Brown, Inc.	61,683	3,710,232
Cincinnati Financial Corp.	4,228	691,701
		4,401,933
Machinery - 6.0%
Middleby Corp. (a)	15,716	2,205,898
Westinghouse Air Brake Technologies Corp.	27,139	7,324,545
		9,530,443
Semiconductors & Semiconductor Equipment - 2.1%
Entegris, Inc.	23,002	3,252,023

Software - 3.3%
Trimble, Inc. (a)	77,413	5,211,443

See accompanying notes to financial statements

SEG Partners Long/Short Equity Fund

Schedule of Investments (continued)

April 30, 2026 (Unaudited)

COMMON STOCKS - 80.0% (continued)	Shares	Value
Specialty Retail - 9.2%
Dick's Sporting Goods, Inc.	13,175	$2,989,671
Signet Jewelers Ltd.	56,121	4,996,452
Tractor Supply Co.	147,391	5,173,424
Williams-Sonoma, Inc.	7,794	1,412,351
		14,571,898
Textiles, Apparel & Luxury Goods - 1.6%
On Holding AG - Class A (a) (Switzerland)	69,966	2,491,489

Trading Companies & Distributors - 2.7%
Core & Main, Inc. - Class A (a)	86,113	4,337,512
TOTAL COMMON STOCKS (Cost $115,574,799)		126,155,442

PURCHASED OPTIONS - 3.3% (a)	Notional Amount	Contracts	Value
Call Options - 3.0% (b)(c)
Alphabet, Inc., Expiration: 01/21/2028; Exercise Price: $330.00	3,704,818	97	1,045,175
Amazon.com, Inc., Expiration: 12/15/2028; Exercise Price: $280.00	4,187,948	158	1,077,165
Builders FirstSource, Inc., Expiration: 01/21/2028; Exercise Price: $100.00	355,905	45	80,100
Cloudflare, Inc.
Expiration: 01/21/2028; Exercise Price: $210.00	1,024,850	50	342,125
Expiration: 01/21/2028; Exercise Price: $220.00	491,928	24	156,000
Entegris, Inc., Expiration: 01/21/2028; Exercise Price: $110.00	282,760	20	120,500
Fortune Brands Innovations, Inc., Expiration: 01/21/2028; Exercise Price: $55.00	839,178	207	113,850
Microsoft Corp., Expiration: 06/16/2028; Exercise Price: $470.00	4,322,468	106	666,475
Newmont Corp., Expiration: 01/15/2027; Exercise Price: $65.00	511,014	46	223,790
On Holding AG, Expiration: 01/21/2028; Exercise Price: $45.00	427,320	120	92,100
Polaris, Inc., Expiration: 01/15/2027; Exercise Price: $40.00	1,047,066	158	440,820
VF Corp., Expiration: 01/15/2027; Exercise Price: $17.50	1,476,540	780	341,250
Total Call Options			4,699,350

Put Options - 0.3% (b)(c)
Bloom Energy Corp., Expiration: 01/15/2027; Exercise Price: $22.00	5,242,160	185	3,978
CoreWeave, Inc., Expiration: 01/15/2027; Exercise Price: $20.00	2,031,120	182	8,008
Eli Lilly & Co., Expiration: 12/18/2026; Exercise Price: $510.00	1,682,280	18	7,902
Iron Mountain, Inc., Expiration: 01/21/2028; Exercise Price: $50.00	6,778,262	538	87,425
iShares Russell 2000 ETF, Expiration: 05/15/2026; Exercise Price: $250.00	21,570,472	776	22,504
Oklo, Inc., Expiration: 01/15/2027; Exercise Price: $20.00	1,232,500	170	15,725
ROBLOX Corp., Expiration: 09/18/2026; Exercise Price: $55.00	1,005,732	182	182,455
Salesforce, Inc., Expiration: 01/21/2028; Exercise Price: $140.00	794,385	45	89,662
Strategy, Inc., Expiration: 09/18/2026; Exercise Price: $240.00	115,815	7	57,908
Total Put Options			475,567
TOTAL PURCHASED OPTIONS (Cost $3,630,785)			5,174,917

TOTAL INVESTMENTS - 83.3% (Cost $119,205,584)			131,330,359
Other Assets in Excess of Liabilities - 16.7%			26,326,799
TOTAL NET ASSETS - 100.0%			$157,657,158

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	100 shares per contract.
(c)	Exchange-traded.

All securities are United States companies, unless noted otherwise in parentheses.

See accompanying notes to financial statements

SEG Partners Long/Short Equity Fund

Schedule of Investments (continued)

Securities Sold Short

April 30, 2026 (Unaudited)

COMMON STOCKS - (50.3)%	Shares	Value
Aerospace & Defense - (0.8)%
Curtiss-Wright Corp.	(558)	$(401,871)
Woodward, Inc.	(2,319)	(841,774)
		(1,243,645)
Air Freight & Logistics - (1.2)%
United Parcel Service, Inc. - Class B	(17,519)	(1,906,067)

Automobiles - (1.5)%
Ferrari NV (Italy)	(2,859)	(992,931)
Tesla, Inc.	(3,728)	(1,422,716)
		(2,415,647)
Beverages - (1.0)%
Monster Beverage Corp.	(9,552)	(736,173)
PepsiCo, Inc.	(5,068)	(803,227)
		(1,539,400)
Building Products - (2.4)%
A O Smith Corp.	(14,946)	(924,260)
Carlisle Cos., Inc.	(3,261)	(1,158,503)
Lennox International, Inc.	(3,066)	(1,639,973)
		(3,722,736)
Capital Markets - (2.2)%
FactSet Research Systems, Inc.	(5,547)	(1,262,386)
Interactive Brokers Group, Inc. - Class A	(14,878)	(1,182,801)
T Rowe Price Group, Inc.	(10,734)	(1,104,314)
		(3,549,501)
Chemicals - (0.2)%
Sensient Technologies Corp.	(3,461)	(393,308)

Commercial Services & Supplies - (0.6)%
Copart, Inc.	(27,163)	(899,367)

Consumer Discretionary - (0.5)%
Five Below, Inc.	(3,389)	(798,652)

Consumer Staples Distribution & Retail - (0.8)%
BJ's Wholesale Club Holdings, Inc.	(6,032)	(566,345)
Performance Food Group Co.	(7,475)	(676,936)
		(1,243,281)
Containers & Packaging - (0.2)%
Smurfit Westrock PLC (Ireland)	(9,565)	(367,200)

Diversified Telecommunication Services - (0.2)%
Swisscom AG (Switzerland)	(400)	(338,342)

Electrical Equipment - (0.7)%
Generac Holdings, Inc.	(2,841)	(736,473)
Sensata Technologies Holding PLC	(7,555)	(314,590)
		(1,051,063)
Entertainment - (1.4)%
ROBLOX Corp. - Class A	(15,689)	(866,974)
TKO Group Holdings, Inc.	(7,252)	(1,349,525)
		(2,216,499)

See accompanying notes to financial statements

SEG Partners Long/Short Equity Fund

Schedule of Investments (continued)

Securities Sold Short

April 30, 2026 (Unaudited)

COMMON STOCKS - (50.3)% (continued)	Shares	Value
Food Products - (0.8)%
Freshpet, Inc.	(4,813)	$(324,300)
Hershey Co.	(1,679)	(311,857)
Mondelez International, Inc. - Class A	(9,999)	(614,339)
		(1,250,496)
Health Care Equipment & Supplies - (1.0)%
Becton Dickinson & Co.	(4,039)	(601,972)
Dexcom, Inc.	(10,834)	(645,165)
ResMed, Inc.	(1,732)	(370,319)
		(1,617,456)
Health Care Providers & Services - (2.2)%
DaVita, Inc.	(12,690)	(1,968,727)
UnitedHealth Group, Inc.	(4,079)	(1,511,188)
		(3,479,915)
Hotels, Restaurants & Leisure - (6.9)%
Airbnb, Inc. - Class A	(14,999)	(2,105,260)
Brinker International, Inc.	(5,728)	(872,031)
Carnival Corp.	(46,114)	(1,222,482)
DoorDash, Inc. - Class A	(2,323)	(391,774)
Dutch Bros, Inc. - Class A	(16,045)	(922,748)
Norwegian Cruise Line Holdings Ltd.	(21,039)	(382,489)
Restaurant Brands International, Inc.	(6,647)	(536,280)
Royal Caribbean Cruises Ltd.	(3,189)	(841,131)
Starbucks Corp.	(26,278)	(2,767,862)
Texas Roadhouse, Inc.	(2,462)	(396,357)
Yum China Holdings, Inc. (China)	(8,619)	(417,590)
		(10,856,004)
Insurance - (2.1)%
Arthur J Gallagher & Co.	(12,061)	(2,489,391)
Selective Insurance Group, Inc.	(10,054)	(844,033)
		(3,333,424)
IT Services - (2.7)%
Accenture PLC - Class A (Ireland)	(10,683)	(1,909,159)
Gartner, Inc.	(16,066)	(2,385,640)
		(4,294,799)
Life Sciences Tools & Services - (2.4)%
Charles River Laboratories International, Inc.	(15,048)	(2,512,564)
Revvity, Inc.	(14,501)	(1,256,077)
		(3,768,641)
Machinery - (3.5)%
Dover Corp.	(4,674)	(1,058,240)
Illinois Tool Works, Inc.	(4,519)	(1,165,947)
Oshkosh Corp.	(5,299)	(828,234)
Otis Worldwide Corp.	(9,003)	(701,154)
PACCAR, Inc.	(4,843)	(575,348)
Snap-on, Inc.	(3,244)	(1,243,750)
		(5,572,673)
Media - (1.9)%
Omnicom Group, Inc.	(38,272)	(2,936,228)

Oil, Gas & Consumable Fuels - (0.5)%
Texas Pacific Land Corp.	(1,630)	(723,182)

See accompanying notes to financial statements

SEG Partners Long/Short Equity Fund

Schedule of Investments (continued)

Securities Sold Short

April 30, 2026 (Unaudited)

COMMON STOCKS - (50.3)% (continued)	Shares	Value
Passenger Airlines - (0.5)%
United Airlines Holdings, Inc.	(9,289)	$(836,010)

Pharmaceuticals - (0.2)%
Novo Nordisk AS (Denmark)	(7,219)	(308,531)

Professional Services - (2.4)%
Automatic Data Processing, Inc.	(13,793)	(2,923,288)
FTI Consulting, Inc.	(2,631)	(471,738)
Genpact Ltd.	(12,777)	(444,001)
		(3,839,027)
Semiconductors & Semiconductor Equipment - (1.0)%
Infineon Technologies AG (Germany)	(6,067)	(406,588)
ON Semiconductor Corp.	(11,004)	(1,109,313)
		(1,515,901)
Software - (1.1)%
Oracle Corp.	(8,213)	(1,325,496)
Procore Technologies, Inc.	(7,835)	(443,304)
		(1,768,800)
Specialty Retail - (4.3)%
AutoZone, Inc.	(1,146)	(4,244,818)
Floor & Decor Holdings, Inc. - Class A	(9,246)	(447,507)
O'Reilly Automotive, Inc.	(6,715)	(667,471)
Valvoline, Inc.	(15,753)	(523,472)
Wayfair, Inc. - Class A	(12,881)	(823,482)
		(6,706,750)
Textiles, Apparel & Luxury Goods - (1.5)%
Deckers Outdoor Corp.	(5,438)	(555,764)
Ralph Lauren Corp.	(4,939)	(1,771,323)
		(2,327,087)
Trading Companies & Distributors - (1.6)%
SiteOne Landscape Supply, Inc.	(7,837)	(987,854)
Watsco, Inc.	(3,449)	(1,510,110)
		(2,497,964)
TOTAL COMMON STOCKS (Proceeds $83,209,948)		(79,317,596)

TOTAL SECURITIES SOLD SHORT - (50.3)% (Proceeds $83,209,948)		$(79,317,596)

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

See accompanying notes to financial statements

SEG Partners Long/Short Equity Fund

Schedule of Investments (continued)

Written Options

April 30, 2026 (Unaudited)

WRITTEN OPTIONS - (0.0)%	Notional Amount	Contracts	Value
Put Options - (0.0)% (a)
iShares Russell 2000 ETF, Expiration: 05/15/2026; Exercise Price: $210.00 (b)(c)	$(5,337,024)	(192)	$(768)
TOTAL WRITTEN OPTIONS (Premiums received $20,664)			$(768)

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.
(b)	Exchange-traded.
(c)	100 shares per contract.

See accompanying notes to financial statements

SEG Partners Long/Short Equity Fund

Schedule of Investments (continued)

Total Return Swap Contracts

April 30, 2026 (Unaudited)

Reference Entity	Counterparty	Long/Short	Pay/Receive Reference Entity	Financing Rate	Maturity Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)	Footnotes
Aritzia, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	06/09/2026-05/28/2027	$1,891,052	$778,140
Brunello Cucinelli SpA	Goldman Sachs	Long	Receive	EFFR + 0.40%	10/27/2026-05/04/2027	806,262	58,955
BWX Technologies, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40-0.50%	08/18/2026-05/04/2027	4,027,234	591,708
CAE, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	05/28/2027	935,443	19,210
CH Robinson Worldwide, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	01/20/2027-05/04/2027	2,915,869	243,795
Clean Harbors, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40-0.50%	11/03/2026-05/28/2027	4,138,320	560,169
Crane Co.	Goldman Sachs	Long	Receive	EFFR + 0.40%	04/19/2027-05/04/2027	411,267	10,636
EMCOR Group, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40-0.50%	06/02/2026-05/28/2027	7,580,978	1,417,547
ESCO Technologies, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	01/12/2027-05/25/2027	1,070,331	147,817
GSCBCORD	Goldman Sachs	Short	Pay	EFFR + (0.15)%	06/02/2027	(1,518,524)	673	(a)
GSCBOZVT	Goldman Sachs	Short	Pay	EFFR + (0.33)%	04/13/2027-05/04/2027	(7,881,336)	451,300	(a)
Hubbell, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	02/09/2027-05/04/2027	5,030,883	142,836
Intel Corp.	Goldman Sachs	Long	Receive	EFFR + 0.40%	03/26/2027-05/25/2027	9,321,869	3,294,816
ITT, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	08/04/2026-05/04/2027	2,067,952	313,774
JPSEETRS	J.P. Morgan Securities, Inc.	Short	Pay	EFFR + 0.20%	04/27/2027	(851,243)	21,898	(a)
Lamar Advertising Co.	Goldman Sachs	Long	Receive	EFFR + 0.40-0.50%	09/23/2026-05/04/2027	1,715,281	117,285
Liberty Media Corp.-Liberty Formula One	Goldman Sachs	Long	Receive	EFFR + 0.40%	03/04/2027-04/12/2027	175,940	1,936
Lindblad Expeditions Holdings, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	02/23/2027-05/07/2027	296,276	18,521
McCormick & Co., Inc./MD	Goldman Sachs	Long	Receive	EFFR + 0.40%	05/04/2027-05/07/2027	311,649	13,438
MEMORY BASKET	Bank of America Securities, Inc.	Short	Pay	EFFR + (0.25)%	05/25/2027	(941,720)	5,117	(a)
MLSEAIVC	Bank of America Securities, Inc.	Short	Pay	EFFR + (0.20)%	03/15/2027-05/04/2027	(1,925,843)	108,880	(a)
MLSECONS	Bank of America Securities, Inc.	Short	Pay	EFFR + (0.25)%	05/31/2027	(2,246,708)	6,218	(a)
MLSEHYPE	Bank of America Securities, Inc.	Short	Pay	EFFR + (0.20)%	03/04/2027	(1,124,165)	116,334	(a)
Morningstar, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	05/04/2027	128,388	769
Nasdaq, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40-0.50%	08/11/2026-05/31/2027	4,254,606	191,939
OZEMPIC BASKET	Goldman Sachs	Short	Pay	EFFR + (0.33)%	05/25/2027	(79,517)	571	(a)
OZEMPIC BASKET GSCBOZVT_R	Goldman Sachs	Short	Pay	EFFR + (0.33)%	05/18/2027	(78,105)	1,619	(a)
Paychex, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	05/04/2027	290,025	6,917
Pop Mart International Group Ltd.	Bank of America Securities, Inc.	Short	Pay	EFFR + (0.35)%	10/23/2026-02/17/2027	(729,115)	421,485	(a)
RH	Goldman Sachs	Long	Receive	EFFR + 0.40%	05/11/2027	231,062	18,248
Service Corp. International/US	Goldman Sachs	Long	Receive	EFFR + 0.40%	09/01/2026-03/15/2027	831,125	24,713
Simpson Manufacturing Co., Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	01/05/2027-05/04/2027	586,495	48,705
St Joe Co.	Goldman Sachs	Long	Receive	EFFR + 0.40-0.50%	07/07/2026-05/04/2027	2,157,929	359,332
Swatch Group AG	Goldman Sachs	Long	Receive	EFFR + 0.40%	04/13/2027-05/04/2027	111,864	3,292
United States Lime & Minerals, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	06/16/2026-09/01/2026	195,529	7,988
Watches of Switzerland Group PLC	Goldman Sachs	Long	Receive	EFFR + 0.40%	08/05/2026-05/28/2027	1,417,316	99,687
White Mountains Insurance Group Ltd.	Goldman Sachs	Long	Receive	EFFR + 0.40-0.50%	08/04/2026-05/04/2027	368,278	34,207
							9,660,475

See accompanying notes to financial statements

SEG Partners Long/Short Equity Fund

Schedule of Investments (continued)

Total Return Swap Contracts

April 30, 2026 (Unaudited)

Reference Entity	Counterparty	Long/Short	Pay/Receive Reference Entity	Financing Rate	Maturity Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)	Footnotes
Brunello Cucinelli SpA	Goldman Sachs	Long	Receive	EFFR + 0.40%	08/05/2026-05/28/2027	$4,027,521	$(126,692)
BWX Technologies, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	12/01/2026-05/24/2027	930,910	(30,905)
CAE, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40-0.50%	08/05/2026-05/04/2027	1,193,906	(188,844)
Crane Co.	Goldman Sachs	Long	Receive	EFFR + 0.40-0.50%	08/04/2026-05/28/2027	3,108,675	(141,191)
Guidewire Software, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	05/18/2027-05/31/2027	928,182	(22,228)
Hubbell, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	03/12/2027-05/25/2027	1,262,802	(55,959)
ITT, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	05/28/2027	8,455,499	(106,238)
JPSEFLAG	J.P. Morgan Securities, Inc.	Short	Pay	EFFR + 0.20%	04/20/2027	(7,359,107)	(207,155)	(a)
Liberty Media Corp.-Liberty Formula One	Goldman Sachs	Long	Receive	EFFR + 0.40%	02/17/2027-05/14/2027	3,394,939	(143,859)
Lindblad Expeditions Holdings, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	03/09/2027-04/05/2027	189,729	(15,612)
Markel Group, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40-0.50%	06/03/2026-06/02/2027	6,013,991	(601,435)
McCormick & Co., Inc./MD	Goldman Sachs	Long	Receive	EFFR + 0.40%	05/10/2027-05/31/2027	768,040	(18,000)
MLSEAIVC	Bank of America Securities, Inc.	Short	Pay	EFFR + (0.20)%	05/11/2027	(83,682)	(4,410)	(a)
MLSEHYPE	Bank of America Securities, Inc.	Short	Pay	EFFR + (0.20)%	05/04/2027	(87,224)	(8,354)	(a)
Morningstar, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	04/05/2027	150,827	(11,824)
MSSEALCO	Morgan Stanley	Short	Pay	EFFR + (0.15)%	04/28/2027-05/04/2027	(977,672)	(60,193)	(a)
Nasdaq, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40-0.50%	08/10/2026-03/03/2027	2,211,447	(99,719)
Paychex, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	12/25/2026-02/03/2027	2,596,326	(525,583)
Pop Mart International Group Ltd.	Bank of America Securities, Inc.	Short	Pay	EFFR + (0.35)%	05/04/2027	(40,134)	(2,282)	(a)
RH	Goldman Sachs	Long	Receive	EFFR + 0.40%	05/18/2027	318,815	(15,393)
Service Corp. International/US	Goldman Sachs	Long	Receive	EFFR + 0.40-0.50%	11/03/2026-05/28/2027	5,137,221	(306,486)
Simpson Manufacturing Co., Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	03/09/2027-03/10/2027	130,650	(4,349)
St Joe Co.	Goldman Sachs	Long	Receive	EFFR + 0.40%	04/05/2027-06/02/2027	173,370	(8,911)
Swatch Group AG	Goldman Sachs	Long	Receive	EFFR + 0.40%	03/16/2027	31,433	(3,666)
UBSEAISB	UBS	Short	Pay	EFFR + (0.20)%	05/31/2027	(890,804)	(54,854)	(a)
UBSECFRA	UBS	Short	Pay	EFFR + (0.20)%	05/31/2027	(1,160,985)	(51,641)	(a)
UBSEINDU	UBS	Short	Pay	EFFR + (0.20)%	05/31/2027-06/02/2027	(2,791,958)	(75,294)	(a)
UBSEPCSB	UBS	Short	Pay	EFFR + (0.15)%	01/25/2027-05/04/2027	(3,447,433)	(104,256)	(a)
United States Lime & Minerals, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40-0.50%	11/03/2026-05/28/2027	618,995	(112,025)
White Mountains Insurance Group Ltd.	Goldman Sachs	Long	Receive	EFFR + 0.40%	05/31/2027	247,751	(3,575)
							$(3,110,935)
Net Unrealized Appreciation (Depreciation)							$6,549,539

There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2026.

EFFR - Effective Federal Funds Rate was 3.64% as of April 30, 2026.

Payment frequency is at the applicable maturity date.

(a) The fund receives the total return on a portfolio of short equity positions.

See accompanying notes to financial statements

SEG Partners Long/Short Equity Fund

Schedule of Investments (continued)

Total Return Swap Contracts

April 30, 2026 (Unaudited)

The following tables represent disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:

MLSEAIVC

Reference Entity	Shares	Notional Value	Net Unrealized Appreciation (Depreciation)	Percentage of Swap Value
ACCENTURE PLC-CL A	(485)	$(86,631)	$27,320	26.2%
ADOBE INC	(414)	(101,837)	6,622	6.3%
AMDOCS LTD	(623)	(40,280)	4,605	4.4%
APPFOLIO INC - A	(119)	(19,940)	869	0.8%
ATLASSIAN CORP-CL A	(1,001)	(68,688)	20,731	19.8%
BOOZ ALLEN HAMILTON HOLDINGS	(1,084)	(84,285)	8,631	8.3%
COGNIZANT TECH SOLUTIONS-A	(1,284)	(67,923)	25,567	24.5%
CONCENTRIX CORP	(711)	(16,925)	9,983	9.6%
DIGITALOCEAN HOLDINGS INC	(670)	(64,609)	(21,336)	(20.4)%
DUOLINGO	(191)	(20,980)	1,501	1.4%
ELASTIC NV	(361)	(16,777)	4,786	4.6%
EPAM SYSTEMS INC	(390)	(44,400)	17,849	17.1%
EXLSERVICE HOLDINGS INC	(715)	(22,805)	(1,557)	(1.5)%
EXPEDIA GROUP INC	(284)	(70,425)	(6,522)	(6.2)%
FTI CONSULTING INC	(132)	(23,624)	(1,107)	(1.1)%
GARTNER INC	(404)	(60,052)	4,095	3.9%
GENPACT LTD	(597)	(20,754)	1,008	1.0%
GITLAB INC-CL A	(1,451)	(32,135)	12,297	11.8%
H&R BLOCK INC	(740)	(23,470)	28	0.0%
INFOSYS LTD-SP ADR	(5,846)	(72,844)	10,330	9.9%
INTL BUSINESS MACHINES CORP	(324)	(74,741)	17,169	16.4%
JACOBS SOLUTIONS INC	(653)	(84,506)	12,281	11.8%
JFROG LTD	(791)	(36,739)	4,471	4.3%
KBR INC	(529)	(19,817)	1,470	1.4%
LEIDOS HOLDINGS INC	(492)	(73,392)	10,650	10.2%
OKTA INC	(993)	(73,158)	12,808	12.3%
OMNICOM GROUP	(1,249)	(95,825)	(3,861)	(3.7)%
PAYCOM SOFTWARE INC	(547)	(69,380)	(4,137)	(4.0)%
ROBERT HALF INC	(851)	(22,656)	1,576	1.5%
SALESFORCE INC	(577)	(101,813)	4,681	4.5%
SERVICENOW INC	(1,039)	(91,772)	14,810	14.2%
SS&C TECHNOLOGIES HOLDINGS	(594)	(41,197)	1,021	1.0%
UNITY SOFTWARE INC	(3,237)	(85,533)	(22,056)	(21.1)%
WIX.COM LTD	(307)	(22,959)	(312)	(0.3)%
WORKDAY INC-CLASS A	(589)	(72,114)	11,712	11.2%
ZILLOW GROUP INC - C	(1,905)	(84,585)	(1,136)	(1.1)%

See accompanying notes to financial statements

SEG Partners Long/Short Equity Fund

Schedule of Investments (continued)

Total Return Swap Contracts

April 30, 2026 (Unaudited)

GSCBOZVT

Reference Entity	Shares	Notional Value	Net Unrealized Appreciation (Depreciation)	Percentage of Swap Value
ABBOTT LABORATORIES	(3,900)	$(354,055)	$112,766	25.0%
AMCOR PLC	(6,070)	(230,888)	(167,552)	(37.1)%
BOSTON SCIENTIFIC CORP	(4,940)	(284,574)	121,092	26.8%
CELSIUS HOLDINGS INC	(1,881)	(63,137)	3,257	0.7%
THE CHEESECAKE FACTORY INC	(2,837)	(178,353)	(34,318)	(7.6)%
COCA-COLA CONSOLIDATED INC	(1,643)	(337,021)	(137,087)	(30.4)%
DARDEN RESTAURANTS INC	(845)	(169,532)	(1,738)	(0.4)%
DAVITA INC	(3,888)	(603,191)	(41,880)	(9.3)%
DEXCOM INC	(7,781)	(463,331)	99,455	22.0%
DOMINO'S PIZZA INC	(437)	(148,425)	47,843	10.6%
EDWARDS LIFESCIENCES CORP	(5,053)	(421,909)	(29,782)	(6.6)%
GENERAL MILLS INC	(8,459)	(298,694)	79,777	17.7%
HERSHEY CO/THE	(2,368)	(439,858)	(36,284)	(8.0)%
INSPIRE MEDICAL SYSTEMS INC	(2,868)	(160,988)	133,115	29.5%
INSULET CORP	(1,800)	(309,907)	178,893	39.6%
KEURIG DR PEPPER INC	(12,439)	(365,718)	15,851	3.5%
THE KRAFT HEINZ CO	(14,864)	(336,813)	71,764	15.9%
MCDONALD'S CORP	(529)	(155,241)	2,782	0.6%
MEDTRONIC PLC	(4,832)	(391,285)	33,197	7.4%
MERIT MEDICAL SYSTEMS INC	(1,227)	(83,653)	27,307	6.1%
MONDELEZ INTERNATIONAL INC-A	(7,766)	(477,151)	27,911	6.2%
MONSTER BEVERAGE CORP	(3,328)	(256,462)	(52,094)	(11.5)%
PEPSICO INC	(2,148)	(340,374)	(47,679)	(10.6)%
RESMED INC	(2,506)	(535,877)	68,352	15.1%
RESTAURANT BRANDS INTERN	(3,582)	(289,024)	(44,905)	(10.0)%
SONOCO PRODUCTS CO	(1,617)	(80,792)	(7,196)	(1.6)%
YUM! BRANDS INC	(1,647)	(262,984)	(12,331)	(2.7)%

See accompanying notes to financial statements

SEG Partners Long/Short Equity Fund

Schedule of Investments (continued)

Total Return Swap Contracts

April 30, 2026 (Unaudited)

UBSEPCSB

Reference Entity	Shares	Notional Value	Net Unrealized Appreciation (Depreciation)	Percentage of Swap Value
ALLSTATE CORP	(9,083)	$(1,973,280)	$(156,446)	150.1%
CNA FINANCIAL CORP	(1,569)	(75,692)	(1,846)	1.8%
HANOVER INSURANCE GROUP INC	(2,182)	(409,446)	(35,426)	34.0%
KEMPER CORP	(5,610)	(189,002)	47,347	(45.4)%
LEMONADE INC	(1,453)	(82,315)	9,148	(8.8)%
MERCURY GENERAL CORP	(2,678)	(260,620)	(36,028)	34.6%
PROASSURANCE CORP	(3,006)	(74,248)	(1,554)	1.5%
SAFETY INSURANCE GROUP INC	(467)	(35,120)	296	(0.3)%
SELECTIVE INSURANCE GROUP	(4,143)	(347,766)	(766)	0.7%

MLSEHYPE

Reference Entity	Shares	Notional Value	Net Unrealized Appreciation (Depreciation)	Percentage of Swap Value
AEROVIRONMENT INC	(184)	$(35,841)	$11,995	11.1%
APPLOVIN CORP-CLASS A	(110)	(49,072)	11,057	10.2%
ARCHER AVIATION INC-A	(7,224)	(41,466)	10,544	9.8%
AST SPACEMOBILE INC	(456)	(33,716)	19,095	17.7%
AXON ENTERPRISE INC	(114)	(45,956)	20,287	18.8%
CARVANA CO	(125)	(49,561)	(9,620)	(8.9)%
CELSIUS HOLDINGS INC	(1,009)	(33,861)	3,256	3.0%
CIPHER DIGITAL INC	(3,134)	(55,592)	(4,641)	(4.3)%
COINBASE GLOBAL INC -CLASS A	(284)	(53,370)	(2,306)	(2.1)%
D-WAVE QUANTUM INC	(2,454)	(49,777)	2,745	2.5%
IREN LTD	(943)	(42,938)	(2,532)	(2.3)%
JOBY AVIATION INC	(4,818)	(44,281)	25,876	24.0%
LAM RESEARCH CORP	(220)	(56,664)	(24,537)	(22.7)%
OPENDOOR TECHNOLOGIES INC	(10,045)	(54,041)	12,567	11.6%
PALANTIR TECHNOLOGIES INC-A	(334)	(46,519)	10,815	10.0%
QUANTUMSCAPE CORP	(5,802)	(42,297)	9,105	8.4%
REDDIT INC-CL A	(306)	(45,036)	5,559	5.1%
RIGETTI COMPUTING INC	(2,895)	(50,509)	2,197	2.0%
RIVIAN AUTOMOTIVE INC-A	(3,588)	(58,847)	(7,140)	(6.6)%
ROBINHOOD MARKETS INC - A	(588)	(42,836)	29,757	27.6%
ROBLOX CORP -CLASS A	(801)	(44,267)	28,269	26.2%
ROCKET LAB USA INC	(658)	(54,314)	(25,582)	(23.7)%
SOFI TECHNOLOGIES INC	(2,353)	(37,876)	27,335	25.3%
STRATEGY INC	(378)	(62,600)	1,270	1.2%
UIPATH INC - CLASS A	(4,295)	(44,236)	7,944	7.4%
ZSCALER INC	(274)	(35,837)	42,520	39.4%

See accompanying notes to financial statements

SEG Partners Long/Short Equity Fund

Schedule of Investments (continued)

Total Return Swap Contracts

April 30, 2026 (Unaudited)

UBSEINDU

Reference Entity	Shares	Notional Value	Net Unrealized Appreciation (Depreciation)	Percentage of Swap Value
AAON INC	(779)	$(72,710)	$(3,714)	(9.0)%
AGCO CORP	(564)	(68,305)	(796)	(1.9)%
ALASKA AIR GROUP INC	(1,644)	(64,285)	2,682	6.5%
ALLISON TRANSMISSION HOLDING	(589)	(79,195)	(7,880)	(19.2)%
ARCBEST CORP	(722)	(92,095)	(18,749)	(45.7)%
AXON ENTERPRISE INC	(126)	(50,675)	20,718	50.5%
BRADY CORPORATION - CL A	(803)	(65,689)	2,777	6.8%
CENTURI HOLDINGS INC	(2,445)	(91,914)	(15,456)	(37.7)%
CNH INDUSTRIAL NV	(6,315)	(67,635)	762	1.9%
CSX CORP	(1,749)	(79,474)	(7,007)	(17.1)%
DEERE & CO	(122)	(71,845)	(626)	(1.5)%
DNOW INC	(5,974)	(80,595)	(8,992)	(21.9)%
DUCOMMUN INC	(553)	(78,474)	(5,456)	(13.3)%
ENVIRI CORP	(4,015)	(79,057)	(4,606)	(11.2)%
FLUOR CORP	(1,559)	(83,175)	(10,184)	(24.8)%
GENERAC HOLDINGS INC	(329)	(85,323)	(16,358)	(39.9)%
GENERAL DYNAMICS CORP	(200)	(68,709)	1,057	2.6%
GIBRALTAR INDUSTRIES INC	(1,746)	(68,156)	1,561	3.8%
GRANITE CONSTRUCTION INC	(568)	(77,836)	(7,363)	(17.9)%
JBT MAREL CORP	(471)	(55,671)	8,778	21.4%
KRATOS DEFENSE & SECURITY	(842)	(53,071)	14,081	34.3%
LENNOX INTERNATIONAL INC	(136)	(72,854)	(4,787)	(11.7)%
MASTERBRAND INC	(7,733)	(69,440)	(2,350)	(5.7)%
NORTHROP GRUMMAN CORP	(97)	(56,396)	11,713	28.5%
OTIS WORLDWIDE CORP	(794)	(61,853)	4,239	10.3%
OWENS CORNING	(646)	(79,631)	(7,140)	(17.4)%
PACCAR INC	(584)	(69,343)	871	2.1%
REDWIRE CORP	(7,937)	(72,943)	712	1.7%
REGAL REXNORD CORP	(362)	(77,837)	(7,512)	(18.3)%
REPUBLIC SERVICES INC	(311)	(65,006)	3,972	9.7%
ROCKWELL AUTOMATION INC	(190)	(77,834)	(5,661)	(13.8)%
RUSH ENTERPRISES INC-CL A	(1,048)	(77,554)	(6,726)	(16.4)%
RXO INC	(4,660)	(93,052)	(21,991)	(53.6)%
SCHNEIDER NATIONAL INC-CL B	(2,634)	(81,892)	(11,318)	(27.6)%
STANDEX INTERNATIONAL CORP	(282)	(76,967)	(3,827)	(9.3)%
TIMKEN CO	(699)	(77,468)	(6,227)	(15.2)%
WASTE MANAGEMENT INC	(293)	(68,040)	1,436	3.5%
WERNER ENTERPRISES INC	(2,169)	(79,969)	(12,142)	(29.6)%

See accompanying notes to financial statements

SEG Partners Long/Short Equity Fund
Statement of Assets and Liabilities
April 30, 2026 (Unaudited)

Assets
Investments, at fair value (cost $119,205,584)	$131,330,359
Cash and cash equivalents	17,395,092
Receivable for fund shares sold	150,748
Dividends receivable	27,866
Receivable for investments sold	840,182
Due from broker	83,191,488
Derivative assets, equity swaps	9,660,475
Due from Adviser (Note 6)	40,980
Prepaid expenses and other assets	190,384
Total assets	242,827,574

Liabilities
Investments in securities sold short, at value (cost $83,209,948)	79,317,596
Written options, at value	768
Payable for investments purchased	2,475,619
Dividends payable	31,110
Derivative liabilities, equity swaps	3,110,935
Management fee payable (Note 6)	97,549
Distribution fees payable	1,864
Professional fees payable	93,939
Other accrued expenses	41,036
Total liabilities	85,170,416

Commitments and Contingencies (Note 11)
Net assets	$157,657,158

Net Assets
Paid-in capital — (unlimited shares authorized — $0.001 par value)	$153,275,624
Distributable earnings / (Accumulated loss)	4,381,534
Net assets	$157,657,158

Class I:
Net asset value	$154,521,185
Price per share (6,009,671 shares)	$25.71

Class A:
Net asset value	$3,135,973
Price per share (124,295 shares)	$25.23

See accompanying notes to financial statements

SEG Partners Long/Short Equity Fund
Statement of Operations
Six Months Ended April 30, 2026 (Unaudited)

Investment income
Interest income	$1,490,724
Dividend income	471,468
Total investment income	1,962,192

Expenses
Investment advisory fees (Note 6)	784,844
Dividend expense	754,608
Professional fees	310,736
Offering costs	142,414
Compliance officer fees	63,220
Trustees' fees	47,714
Administration fees	30,695
Distribution fees	8,919
Other expenses	105,253
Total expenses	2,248,403

Less expense reimbursement (Note 6)	(156,376)
Investment advisory fee waiver (Note 6)	(196,211)
Net expenses	1,895,816
Net investment income	66,376

Realized gain/(loss) and unrealized appreciation/(depreciation)
Net realized gain/(loss) on:
Investments	(1,678,083)
Swap contracts	2,470,690
Foreign currency translation	(782)
Investments sold short	(3,785,989)
Net realized loss	(2,994,164)
Net change in unrealized appreciation/(depreciation) of:
Investments	1,607,506
Swap contracts	1,053,757
Foreign currency translation	(817)
Written options	19,896
Investments sold short	(2,635,178)
Net change in unrealized appreciation	45,164
Net realized loss and unrealized depreciation	(2,949,000)
Net decrease in net assets resulting from operations	$(2,882,624)

See accompanying notes to financial statements

SEG Partners Long/Short Equity Fund
Statements of Changes in Net Assets

	Six Months Ended April 30, 2026 (Unaudited)	Period from April 1, 2025 (Commencement of Operations) through October 31, 2025
Net increase (decrease) in net assets resulting from operations
Net investment income (loss)	$66,376	$(414,606)
Net realized losses	(2,994,164)	(15,066,688)
Net change in unrealized appreciation	45,164	22,541,378
Net increase (decrease) in net assets resulting from operations	(2,882,624)	7 ,060,084

Distributions to shareholders
Class I	-	-
Class A	-	-
Total distributions to shareholders	-	-

Share transactions (Note 9)
Class I
Shares sold	-	150,250,000
Shares redeemed	(101,685)	-
	(101,685)	150,250,000
Class A
Shares sold	1,340,000	1,891,383
	1,340,000	1,891,383

Net increase in net assets resulting from shareholders' transactions	1,238,315	152,141,383
Net increase (decrease) in net assets, during the period	(1,644,309)	159,201,467
Net assets
Beginning of period	159,301,467	100,000
End of period	$157,657,158	$159,301,467

See accompanying notes to financial statements

SEG Partners Long/Short Equity Fund
Financial Highlights

Class I	Six Months Ended April 30, 2026 (Unaudited)	Period from April 1, 2025 (Commencement of Operations) through October 31, 2025
Per share operating performance (1)
Net asset value, beginning of period	$26.18	$25.00
Activity from investment operations:
Net investment income/(loss)(exclusive of incentive fee)	0.01	0.14
Net realized and unrealized gain/(loss)	(0.48)	1.25
Incentive fee	–	(0.21)
Total from investment operations	(0.47)	1.18
Distributions from:
Net investment income	–	–
Net realized gain/loss	–	–
Total distributions	–	–
Net asset value, end of period	$25.71	$26.18

Total return before incentive fees	(0.46)%	5.53%
Incentive fees	0.00%	(0.81)%
Total return after incentive fees (2)	(0.46)%	4.72%

Ratios to average net assets
Net investment income, excluding fee waivers, expense reimbursements	(0.35)%	(0.08	)%(3)
Net investment income, including fee waives and expense reimbursements	0.09%	0.66	%(3)

Operating expenses	1.89%	1.86%
Dividend expenses	0.95%	0.40%
Incentive fees	0.00%	0.81%
Total expenses, excluding fee waivers and expense reimbursements	2.84%	3.07%
Waived and reimbused expenses	(0.45)%	(0.74)%
Net expenses, including fee waivers and expense reimbursements	2.39%	2.33%

Supplemental data
Net assets, end of period (000's)	$ 154,521	$ 157,435
Portfolio turnover rate (4)	100%	117%

(1) Per share calculations were performed using average shares.
(2) Total Return is calculated assuming an investment made at the net asset value at the beginning of the period. Total return includes the Fund's operating expense limitation and advisory fee waiver, as applicable. Total investment return does not reflect brokerage commissions, if any, and is not annualized.
(3) Includes 0.82% of incentive fees. Incentive fees are not annualized.
(4) Not annualized

See accompanying notes to financial statements

SEG Partners Long/Short Equity Fund
Financial Highlights

Class A	Six Months Ended April 30, 2026 (Unaudited)	Period from July 1, 2025 (Commencement of Operations) through October 31, 2025
Per share operating performance (1)
Net asset value, beginning of period	$25.77	$25.53
Activity from investment operations:
Net investment income/(loss)(exclusive of incentive fee)	(0.08)	–
Net realized and unrealized gain/(loss)	(0.46)	0.24
Incentive fee	–	–
Total from investment operations	(0.54)	0.24
Distributions from:
Net investment income	–	–
Net realized gain/loss	–	–
Total distributions	–	–
Net asset value, end of period	$25.23	$25.77

Total return before incentive fees	(2.06)%	0.94%
Incentive fees	–	–
Total return after incentive fees (2)	(2.06)%	0.94%

Ratios to average net assets
Net investment income, excluding fee waivers, expense reimbursements	(1.08)%	0.38%
Net investment income, including fee waives and expense reimbursements	(0.63)%	0.87%

Operating expenses	2.65%	2.17%
Dividend expenses	0.95%	0.24%
Incentive fees	0.00%	0.00%
Total expenses, excluding fee waivers and expense reimbursements	3.60%	2.41%
Waived and reimbused expenses	(0.45)%	(0.49)%
Net expenses, including fee waivers and expense reimbursements	3.15%	1.92%

Supplemental data
Net assets, end of period (000's)	$3,136	$1,866
Portfolio turnover rate (3)	100%	117%

(1) Per share calculations were performed using average shares.

(2) Total Return is calculated assuming an investment made at the net asset value at the beginning of the period. Total return includes the Fund's operating expense limitation and advisory fee waiver, as applicable. Total investment return does not reflect brokerage commissions, if any, and is not annualized.

(3) Not annualized

See accompanying notes to financial statements

SEG Partners Long/Short Equity Fund

Notes to Financial Statements
April 30, 2026 (Unaudited)

1.	Organization

SEG Partners Long/Short Equity Fund (the “Fund”) was organized under the laws of the State of Delaware as a statutory trust on November 4, 2024. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. While non-diversified for 1940 Act purposes, the Fund intends to comply with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), as such requirements are described in more detail below. The Fund's term is perpetual; however, the Fund may be dissolved upon approval of a majority of the Fund’s Board of Trustees (the “Board” and the members thereof, “Trustees”) in accordance with the Fund's Agreement and Declaration of Trust. The Fund currently offers two separate classes of shares of beneficial interest (the “Shares”), designated as Class A Shares and Class I Shares.

The Fund’s investment objective is to achieve maximum total return. The Fund seeks to achieve its investment objective by investing primarily in equity securities. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. For purposes of the Fund’s 80% investment policy, “equity securities” means common and preferred stocks (including investments in initial public offerings (“IPOs”)), convertible securities, warrants and rights. To the extent the Fund invests in derivative or other strategic instruments that have similar economic characteristics to equity securities, the market value of such instruments will be included for purposes of calculating the Fund’s compliance with its 80% investment policy. The Fund includes cash or money market instruments earmarked or otherwise held as collateral for derivative instruments that have similar economic characteristics to equity securities towards its 80% investment requirement. The Fund may invest in equity securities without restriction as to market capitalization. Under extraordinary circumstances, the Fund may choose to acquire substantial or control stakes in public companies.

Select Equity Group, L.P.’s (“SEG” or the “Adviser”) approach involves taking long and short positions in equity securities. The majority of the Fund’s long portfolio will be invested in growing companies with high returns on capital and high barriers to competition that the Adviser believes are trading at a discount to their intrinsic value. The majority of these companies have been researched for several years before investment and are purchased with an expectation of a multi-year holding period. The long portfolio also includes investments in more opportunistic situations that may be held for shorter periods of time. In the short portfolio, SEG attempts to identify companies that are exposed to ongoing competitive pressures with poor returns on capital and deteriorating fundamentals. The short positions are generally not selected as direct hedges to the long positions. In addition to taking short positions on individual securities, the short portfolio may also include baskets of securities, shorts on indices, long puts and/or short calls. SEG, an investment adviser registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), serves as the Fund’s investment adviser.

The Board has overall responsibility for the management and supervision of the business operations of the Fund. To the extent permitted by applicable law, the Board may delegate any of its rights, powers, and authority to, among others, the officers of the Fund, any committee of the Board or the Adviser.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies utilized by the Fund in the preparation of its financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and applies specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

SEG Partners Long/Short Equity Fund

Notes to Financial Statements (continued)

April 30, 2026 (Unaudited)

2.	Summary of Significant Accounting Policies (continued)

Portfolio Valuation and Fair Value Measurements - The Fund’s fair value policies and procedures and valuation practices are designed to comply with Rule 2a-5 under the 1940 Act. The Board has approved valuation procedures for the Fund (the “Valuation Policy”), and has approved the delegation of the day-to-day valuation and pricing responsibility for the Fund to the Adviser as its “valuation designee” pursuant to Rule 2a-5 under the 1940 Act, subject to the oversight of the Board. The valuation of the Fund’s investments is performed in accordance with FASB Accounting Standards Codification 820 — Fair Value Measurements and Disclosures. The Valuation Policy provides that the Fund will value its investments at fair value.

Securities listed on a securities exchange or an automated quotation system for which market quotations are readily available, including securities traded over-the-counter, generally are valued at the last quoted sale price on the principal exchange or market on which these securities are traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recent quoted bid price for these securities.

For debt and equity securities which are not publicly traded or for which market prices are not readily available (unquoted investments) the fair value is determined by employing methodologies that utilize (a) market transactions, (b) broker-dealer supplied valuations, or (c) other electronic processing techniques. In determining the fair values of these investments, the Adviser will typically apply widely recognized market and income valuation methodologies including, but not limited to, security prices, yields, maturities, call features, ratings, and significant events or other developments relating to specific securities.

Options contracts are valued using the mean/mid of quoted “bid” (for long positions) and “ask” (for short positions) spread prices, as provided by independent pricing vendors at the close of business on such day.

Due to the inherent uncertainty in determining the fair value of investments for which market values are not readily available, the fair values of these investments may fluctuate from period to period. In addition, such fair value may differ materially from the values that may have been used had a ready market existed for such investments and may significantly differ from the value ultimately realized by the Fund.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Where available, fair value is based on observable market prices or parameters or derived from such prices or parameters. Where observable prices or inputs are not available, valuation models are applied. These valuation techniques involve some level of management estimation and judgment, the degree of which is dependent on the price transparency for the instruments or market and the instruments’ complexity for disclosure purposes. The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date;

Level 2: Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

SEG Partners Long/Short Equity Fund

Notes to Financial Statements (continued)

April 30, 2026 (Unaudited)

2.	Summary of Significant Accounting Policies (continued)

The following tables represent the investments carried on the Statement of Assets and Liabilities by security type and level within the valuation hierarchy at April 30, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$126,155,442	$–	$–	$126,155,442
Purchased Options	5,174,917	–	–	5,174,917
Total Investments	$131,330,359	$–	$–	$131,330,359

Other Financial Instruments:
Total Return Swaps *	$–	$9,660,475	$–	$9,660,475
Total Other Financial Instruments	$–	$9,660,475	$–	$9,660,475
Liabilities:
Investments:
Common Stocks	$(79,317,596)	$–	$–	$(79,317,596)
Written Options	(768)	–	$–	(768)
Total Investments	$(79,318,364)	$–	$–	$(79,318,364)
Other Financial Instruments:
Total Return Swaps *	$–	$(3,110,935)	$–	$(3,110,935)
Total Other Financial Instruments	$–	$(3,110,935)	$–	$(3,110,935)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of April 30, 2026.

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Code, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

The Fund has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the period ended October 31, 2025, the Fund did not incur any interest or penalties. The Fund has reviewed all open tax years and concluded that there is no effect to the Fund’s financial position or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund has no examinations in progress.

SEG Partners Long/Short Equity Fund

Notes to Financial Statements (continued)

April 30, 2026 (Unaudited)

2.	Summary of Significant Accounting Policies (continued)

Use of Estimates - The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and accompanying notes. The Board believes that the estimates utilized in preparing its financial statements are reasonable and prudent; however, actual results could differ from those estimates and such differences could be material.

Distribution of Income and Gains - The Fund contemplates declaring all or substantially all of its taxable income after payment of the Fund’s operating expenses as dividends each year. From time to time, the Fund may also pay special interim distributions in the form of cash or Shares at the discretion of the Board. The Fund declares and makes distributions of net capital gains annually, if any, in the month of December.

Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes. Distributions are recorded on the ex-dividend date.

The tax character of distributions paid may differ from the character of distributions shown in the Statement of Changes in Net Assets due to short-term realized capital gains being treated as ordinary income for tax purposes.

Investment Transactions, Income Recognition and Expenses - Investment transactions are recorded on the trade date. The Fund recognizes income and records expenses on an accrual basis. Interest income is net of amortization/accretion of any premiums/discounts, if any, from purchases. The changes in fair value of the investments are included in net change in unrealized appreciation/(depreciation) on investments in the Statement of Operations. Realized gains and losses from investments are calculated using specific identification.

Share Valuation - The net asset value (“NAV”) per Share is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for the Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the New York Stock Exchange is closed for trading.

Indemnifications - The Fund indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Organization and Offering Costs - Organization and offering expenses shall mean all third party charges and out-of-pocket costs and expenses incurred by the Fund, in the connection with the formation of the Fund, the offering of the Shares, and the admission of investors in the Fund, including, without limitation, legal, accounting, filing, advertising and all other expenses incurred in connection with the offer and sale of interests in the Fund. The Fund incurred organizational costs of $358,700 that are subject to reimbursement pursuant to the expense limitation and reimbursement agreement between the Fund and the Adviser (the “Expense Limitation and Reimbursement Agreement”) as described in Note 5. The Fund incurred offering costs of $340,571 prior to commencement of operations. These offering costs were amortized to expense over twelve months on a straight-line basis and are not subject to reimbursement pursuant to the Expense Limitation and Reimbursement Agreement between the Fund and the Adviser as described in Note 5. The remaining deferred offering costs are presented on the Statement of Operations.

SEG Partners Long/Short Equity Fund

Notes to Financial Statements (continued)

April 30, 2026 (Unaudited)

2.	Summary of Significant Accounting Policies (continued)

Cash and Cash Equivalents - Cash and cash equivalents are comprised of cash at the bank and short-term deposits with an original maturity of three months or less, held at a custodian bank and controlled by the Fund’s Board. A portion of cash and cash equivalents was invested in a money market fund, which invests primarily in a portfolio of short-term U.S. Treasury securities, which is currently listed and expected to remain at $1.00 per share.

Reclassification of Capital Accounts - GAAP requires that certain components of net assets be reclassified between financial and tax reporting. Temporary differences do not require reclassification. Temporary and permanent differences have no effect on net assets or NAV per share. For the fiscal period ended October 31, 2025, the Fund made the following permanent book to tax reclassification primarily related to net operating losses and offering costs:

Accumulated Earnings/(Deficit)	Paid in Capital
$204,075	$(204,075)

Other – Pursuant to ASC 230-10-15-4 (“ASC”), the Fund is not required to include a Statement of Cash Flows, based on the criteria set forth in ASC.

3.	Risk Considerations

Investing in Shares is subject to risks, including the risks set forth in the “Types of Investments and Related Risk Factors” section of the Fund’s prospectus, which include, but are not limited to the following:

Investment risk

All investments risk the loss of capital. An investment in the Fund involves a high degree of risk, including the risk that the shareholder’s entire investment may be lost. The value of the Fund’s assets should be expected to fluctuate. To the extent that the Fund’s portfolio is concentrated in securities of a single issuer or issuers in a single sector, the risk of any investment decision is increased. The Fund’s use of leverage is likely to cause the Fund’s assets to appreciate or depreciate at a greater rate than if leverage were not used. In addition, the Fund’s use of leverage, short sales or derivative transactions can result in significant losses to the Fund.

Closed-end fund; liquidity limited to periodic repurchases of Shares

The Fund is a non-diversified, closed-end management investment company designed primarily for long-term investors, and is not intended to be a trading vehicle. The Fund is not a liquid investment and you should not invest in this Fund if you need a liquid investment. The Fund does not intend to list its Shares for trading on any national securities exchange. There is no secondary trading market for Shares, and none is expected to develop. Shares are, therefore, not readily marketable. Because the Fund is a closed-end investment company, its Shares are not redeemable at the option of shareholders and they are not exchangeable for Shares of any other fund. Although the Board may, in its sole discretion, cause the Fund to offer to repurchase outstanding Shares at their net asset value (after all applicable fees), or, in certain circumstances, at a discount, and the Adviser intends to recommend that, in normal market circumstances, the Board conduct repurchase offers of no more than 25% of the Fund’s net assets quarterly on or about each January 1, April 1, July 1 and October 1. It is possible that the Fund may be unable to repurchase all of the Shares that an investor tenders due to the illiquidity of the Fund's investments. If the shareholders request the Fund to repurchase more Shares than the Fund is then offering to repurchase, the Fund may choose to repurchase Shares on a pro rata basis, and shareholders may not have all of the Shares they tendered repurchased. There can be no assurance that the Fund will conduct repurchase offers in any particular period and Shareholders may be unable to tender Shares for repurchase for an indefinite period of time.

SEG Partners Long/Short Equity Fund

Notes to Financial Statements (continued)

April 30, 2026 (Unaudited)

3.	Risk Considerations (continued)

Limited Operating History

The Fund is a recently organized, non-diversified, closed-end management investment company with limited operating history.

Non-Diversified Status

The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the 1940 Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more Fund investments are allocated a relatively large percentage of the Fund’s assets, losses suffered by such Fund investments could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of investments.

Equity securities

The Fund primarily invests in equity securities, which, for these purposes, means common and preferred stocks (including investments in initial public offerings), convertible securities, warrants and rights. As a result, the value of the Fund’s portfolio will be affected by daily movements in the prices of equity securities. These price movements may result from factors affecting individual companies, industries or the securities markets as a whole. Individual companies may report poor results or be negatively affected by industry, regulatory or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, stock markets can be volatile at times, and stock prices can change drastically. This market risk will affect the Fund’s net asset value per Share, which will fluctuate as the values of the Fund’s investments and other assets change. Not all stock prices change uniformly or at the same time, and not all stock markets move in the same direction at the same time.

Concentration risk

The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in a particular issue, issuer or issuers, country, market segment, or asset class.

Derivatives risks

The Fund may invest in, or enter into, derivatives, including swaps (including total return swaps), swaptions, contracts for difference, futures and forward agreements and options, for investment or hedging purposes. A total return swap is an agreement between counterparties to exchange periodic payments based on the value of asset or non-asset references. Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure than other types of swaps and can isolate and/or include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.

SEG Partners Long/Short Equity Fund

Notes to Financial Statements (continued)

April 30, 2026 (Unaudited)

3.	Risk Considerations (continued)

Short selling risk

The Fund will engage in short selling. Selling securities short runs the risk of losing an amount greater than the amount invested. Short selling is subject to theoretically unlimited risk of loss because there is no limit on how much the price of the stock may appreciate before the short position is closed. A short sale may result in a sudden and substantial loss if, for example, an acquisition proposal is made for the subject company at a substantial premium over market price.

Swaps risk

In a standard “swap” transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the “notional amount” of predetermined investments or instruments, which may be adjusted for an interest factor. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged and subject to counterparty risk (e.g., the risk of a counterparty’s defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Swaps may also be considered illiquid.

4.	Derivatives

The Fund may seek to hedge against interest rate and currency exchange rate fluctuations by using structured financial instruments such as futures, options, swaps and forward contracts, subject to the requirements of the 1940 Act. Use of structured financial instruments for hedging purposes may present significant risks, including the risk of loss of the amounts invested. Defaults by the other party to a hedging transaction can result in losses in the hedging transaction. Hedging activities also involve the risk of an imperfect correlation between the hedging instrument and the asset being hedged, which could result in losses both on the hedging transaction and on the instrument being hedged. Use of hedging activities may not prevent significant losses and could increase losses. Further, hedging transactions may reduce cash available to pay distributions to shareholders.

SEG Partners Long/Short Equity Fund

Notes to Financial Statements (continued)

April 30, 2026 (Unaudited)

4.	Derivatives (continued)

Statement of Assets and Liabilities

The fair value of derivative instruments as of April 30, 2026:

	Asset Derivatives		Liability Derivatives
Equity Risk Contracts	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Purchased Options	Investments, at fair value	$5,174,917		$-
Written Options	Written options, at fair value	-	Written options, at fair value	768
Total Return Swaps	Derivative assets, equity swaps	9,660,475	Derivative liabilities, equity swaps	3,110,935
Total		$14,835,392		$3,111,703

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the six months ended April 30, 2026:

	Realized		Change in Unrealized
Equity Risk Contracts	Statement of Operations Location	Value	Statement of Operations Location	Value
Purchased Options	Net realized gain/(loss) on Investments	$(1,592,582)	Net change in unrealized appreciation (depreciation) of Investments	$1,104,133
Written Options	Net realized gain/(loss) on Investments	-	Net change in unrealized appreciation (depreciation) of Investments	19,896
Total Return Swaps	Net realized gain/(loss) on Swap contracts	2,470.690	Net change in unrealized appreciation (depreciation) of Swap contracts	1,053,757
Total		$878,108		$2,177,786

The average monthly notional amount is shown as an indicator of volume. The average monthly notional amounts during the six months ended April 30, 2026 were:

	Average Notional Amount
	Long Contracts	Short Contracts
Purchased Options	$49,543,767	$-
Written Options	-	889,504
Total Return Swaps	93,935,945	29,948,193

SEG Partners Long/Short Equity Fund

Notes to Financial Statements (continued)

April 30, 2026 (Unaudited)

4.	Derivatives (continued)

Balance Sheet Offsetting Information

The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statements of Assets and Liabilities as of April 30, 2026.

				Gross Amounts Not Offset in Statement of
				Assets and Liabilities
Derivative Assets, Equity Swaps by Counterparty	Gross Amounts Recognized	Gross Amounts Offset in Statement of Assets and Liabilities	Net Amounts of Assets Presented in Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Bank of America Sec., Inc.	$658,034	$-	$658,034	$15,046	$-	$642,988
Goldman Sachs	8,980,543	-	8,980,543	2,542,665	-	6,437,879
J.P. Morgan Securities, Inc.	21,898	-	21,898	21,898	-	-
Morgan Stanley	-	-	-	-	-	-
UBS	-	-	-	-	-	-
Total	$9,660,475	$-	$9,660,475	$2,579,608	$-	$7,080,866

				Gross Amounts Not Offset in Statement of
				Assets and Liabilities
Derivative Liabilities, Equity Swaps by Counterparty	Gross Amounts Recognized	Gross Amounts Offset in Statement of Assets and Liabilities	Net Amounts of Assets Presented in Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Bank of America Sec., Inc.	$15,046	$-	$15,046	$15,046	$-	$-
Goldman Sachs	2,542,665	-	2,542,665	2,542,665	-	-
J.P. Morgan Securities, Inc.	207,155	-	207,155	21,898	-	185,257
Morgan Stanley	60,193	-	60,193	-	-	60,193
UBS	286,046	-	286,046	-	-	286,046
Total	$3,111,104	$-	$3,111,104	$2,579,608	$-	$531,496

During the ordinary course of business, the Fund may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, the fund manages its cash collateral and securities collateral on a counterparty basis. As of April 30, 2026, the Fund did not enter into any netting agreements which would require any portfolio securities to be netted.

SEG Partners Long/Short Equity Fund

Notes to Financial Statements (continued)

April 30, 2026 (Unaudited)

5.	Management Fee, Related Party Transactions and Other

The Fund pays the Adviser an investment management fee (the “Investment Management Fee”) in consideration of the advisory and other services provided by the Adviser to the Fund at the annual rate of 1.00%, calculated and accrued daily and payable monthly in arrears based upon the Fund’s average daily net assets. The Investment Management Fee is paid to the Adviser before giving effect to any repurchase of Shares in the Fund effective as of that date. Additionally, for purposes of determining the Investment Management Fee payable to the Adviser for any month, net assets will be calculated prior to the reduction for any fees and expenses of the Fund for that month, including, without limitation, the Investment Management Fee payable to the Adviser for that month. The Adviser has contractually agreed that it shall waive 0.25% of the Investment Management Fee through July 1, 2026. The waiver of the Investment Management Fee under a management fee waiver agreement between the Fund and the Adviser is not subject to recoupment by the Adviser. The investment management agreement between the Fund and the Adviser (the “Investment Management Agreement”) became effective as of March 13, 2025 and will continue in effect for an initial two-year term. Thereafter, the Investment Management Agreement will continue in effect from year to year provided such continuance is specifically approved at least annually by (i) the vote of a majority of the outstanding voting securities of the Fund, or a majority of the Board, and (ii) the vote of a majority of the Trustees who are not “interested persons” of the Fund, as defined in Section (2)(a)(19) of the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. For the six months ended April 30, 2026, the Fund incurred management fees of $784,844, of which $196,211 was waived as noted above.

Promptly after the end of each fiscal year of the Fund, the Fund pays to the Adviser an incentive fee (the “Incentive Fee”) in an amount equal to 20.00% of the amount by which the Fund’s net profits attributable to each class of Shares for all Performance Periods (as defined below) ending within or coterminous with the close of such fiscal year exceed the balance of the loss carryforward account (as described below) maintained in respect of such class, without duplication for any Incentive Fee paid by the Fund in respect of such class during such fiscal year. The Fund also pays the Adviser the Incentive Fee in the event that a Performance Period ends in connection with the repurchase of Shares by the Fund or a dividend or other distribution payable by the Fund, in each case on the date as of which the Fund’s net asset value attributable to any class is calculated for such purpose; provided that only that portion of the Incentive Fee that is attributable to (i) the Shares being repurchased (not taking into account any proceeds from any contemporaneous issuance of Shares, by reinvestment of dividends and other distributions or otherwise), or (ii) the dividend or other distribution being paid by the Fund and not being reinvested in Shares of the Fund, will be paid to the Adviser for such Performance Period. The Incentive Fee, if any, is calculated and accrued on each date that the Fund calculates its net asset value.

For purposes of calculating the Incentive Fee, net profits means the amount by which: (a) the net assets of the Fund attributable to a class as of the end of a Performance Period, increased by the dollar amount of Shares of such class repurchased by the Fund during the Performance Period (excluding Shares of such class to be repurchased as of the last day of the Performance Period after the determination of the Incentive Fee) and by the amount of dividends and other distributions paid in respect of Shares of such class during the Performance Period and not reinvested in additional Shares of such class (excluding any dividends and other distributions to be paid as of the last day of the Performance Period), exceeds (b) the net assets of the Fund attributable to such class as of the beginning of the Performance Period, increased by the dollar amount of Shares of such class issued during the Performance Period (excluding any Shares of such class issued in connection with the reinvestment of dividends and other distributions paid by the Fund in respect of such class).

SEG Partners Long/Short Equity Fund

Notes to Financial Statements (continued)

April 30, 2026 (Unaudited)

5.	Management Fee, Related Party Transactions and Other (continued)

“Performance Period” means each 12-month period ending or the Fund’s first fiscal year end (if less than 12 months) as of the Fund’s fiscal year-end (or such other period ending as of the Fund’s fiscal year-end in the event the Fund’s fiscal year is changed); provided that the period of time from the prior Performance Period-end through the valuation date of (i) a repurchase offer and (ii) a dividend or other distribution also constitutes a Performance Period.

The Incentive Fee is payable for a Performance Period only if and to the extent that the Fund’s loss carryforward account has a balance of zero. The loss carryforward account is a memorandum account with respect to each class that will have an initial balance of zero upon commencement of the class’s operations and, thereafter, will be credited as of the end of each Performance Period with the amount of any net loss of the Fund attributable to such class for that Performance Period, and will be debited with the amount of any net profits of the Fund attributable to such class for that Performance Period, as applicable. For the six months ended April 30, 2026, the Fund did not incur any Incentive Fees.

The Adviser has contractually entered into the Expense Limitation and Reimbursement Agreement with the Fund to limit for a period of three years following the commencement of the Fund’s operations (the “Limitation Period”) the amount of “Specified Expenses” (as defined below) borne by the Fund in respect of Class I Shares and Class A Shares during the Limitation Period to an amount not to exceed 0.65% per annum of the Fund’s net assets attributable to such Class (the “Expense Cap”). “Specified Expenses” is defined to include all expenses incurred in the business of the Fund, provided that the following expenses are excluded from the definition of Specified Expenses: (i) the Investment Management Fee; (ii) the Incentive Fee; (iii) distribution and servicing fees in respect of any class of Shares; (iv) brokerage costs; (v) certain transaction-related expenses, including those incurred in connection with effecting short sales; (vi) interest payments; (vii) fees and expenses incurred in connection with a credit facility, if any, obtained by the Fund; (viii) taxes; and (ix) extraordinary expenses. The Adviser may extend the Limitation Period for the Fund on an annual basis. To the extent that Specified Expenses in respect of any class of Shares for any month exceed the Expense Cap applicable to a class of Shares, the Adviser will reimburse the Fund for expenses to the extent necessary to eliminate such excess. To the extent that the Adviser bears Specified Expenses in respect of a class of Shares, the Adviser may receive reimbursement for any expense amounts that were previously waived by the Adviser, for a period not to exceed three years from the date on which such expenses were waived by the Adviser, even if such reimbursement occurs after the termination of the Limitation Period, provided that the Fund may only make a repayment to the Adviser if such repayment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed either (1) the Expense Cap in place at the time such amounts were waived by the Adviser; or (2) the Fund’s current Expense Cap. The Adviser’s waived fees and reimbursed expenses that are subject to potential recoupment are as follows:

Fiscal Year Incurred	Amount Waived or Expenses Reimbursed by the Adviser	Amount Recouped	Amount Subject to Potential Reimbursement	Expiration Date
October 31, 2026	$156,376	$-	$156,376	October 31, 2029
October 31, 2025	$743,388	$-	$743,388	October 31, 2028

SEG Partners Long/Short Equity Fund

Notes to Financial Statements (continued)

April 30, 2026 (Unaudited)

5.	Management Fee, Related Party Transactions and Other (continued)

U.S. Bank Global Fund Services serves as Administrator, Fund Accounting Agent, and Transfer Agent. U.S. Bank National Association serves as custodian for the securities and cash of the Fund's portfolio.

Quasar Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Global) (the “Distributor”) serves as the Fund’s principal underwriter, within the meaning of the 1940 Act, and acts as distributor of the Fund’s shares on a best effort basis, subject to various conditions pursuant to the terms of the distribution agreement between the Fund and the Distributor.

As of April 30, 2026, an affiliate of the Adviser, as the majority shareholder in the Fund, owned 99.8% of the outstanding Class I Shares and 97.8% of the total of Class I and Class A Shares outstanding. Under section 2(a)(9) of the 1940 Act, owning more than 25% of voting securities of a fund creates a presumption of a “control person”. A control person may be able to determine the outcome of a matter put to a shareholder vote. In addition, a large repurchase of shares held by a controlling shareholder could, under certain circumstances, significantly reduce the asset size of a fund, which may adversely affect such fund’s investment flexibility and expense ratio.

6.	Distribution and Service Plan

The Fund has adopted a distribution and service plan (the “Distribution and Service Plan”) for the Class A Shares of the Fund. The Distribution and Service Plan operates in a manner consistent with Rule 12b-1 under the 1940 Act, which regulates the manner in which an open-end investment company may directly or indirectly bear the expenses of distributing its shares. Although the Fund is not an open-end investment company, it has undertaken to comply with the terms of Rule 12b-1 as a condition of exemptive relief which it has been granted under the 1940 Act which permits it to have, among other things, a multi-class structure and distribution and/or shareholder servicing fees. The Distribution and Service Plan permits the Fund to compensate the Distributor for providing or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to the Class A Shares. Most or all of the distribution and/or service fees are paid to financial firms through which Shareholders may purchase or hold Class A Shares. Under the Distribution and Service Plan, the Fund may pay as compensation up to 0.75% on an annualized basis of the Fund’s net asset value attributable to Class A Shares to the Fund’s Distributor or other qualified recipients. Payment of the Distribution and/or Service Fee is governed by the Fund’s Distribution and Service Plan. The Fund also may pay for sub-transfer agency, sub-accounting and certain other administrative services outside of its Distribution and Service Plan. Class I Shares do not incur a Distribution and/or Service Fee. For the six months ended April 30, 2026, Class A Shares accrued $8,919 in distribution fees.

7.	Investment Transactions

During the six months ended April 30, 2026, the Fund purchased (at cost) and sold interests (proceeds) in investment securities in the amount of $215,252,969 and $228,293,396 (excluding short-term securities and U.S. government securities), respectively.

SEG Partners Long/Short Equity Fund

Notes to Financial Statements (continued)

April 30, 2026 (Unaudited)

8.	Income Taxes and Distributions to Shareholders

At October 31, 2025, the Fund’s most recent fiscal year end, the components of accumulated earnings and cost of investments on a tax basis were as follows:

Tax cost of investments	$26,858,645
Gross unrealized appreciation	36,438,046
Gross unrealized depreciation	(17,338,816)
Net unrealized appreciation / (depreciation)	19,099,230
Total distributable earnings	0
Other accumulated gain / (loss)	(11,988,387)
Total accumulated gain / (loss)	$7,110,843

At October 31, 2025, the Fund had capital loss carryforwards of $(11,389,952) that will not expire.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of the fiscal period ended October 31, 2025, the Fund had post-October or late-year losses as follows:

Post-October Losses	Late-Year Losses
$0	$0

The character of distributions made during the period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Fund. The amount of distributions from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP as a result of book and tax differences considered to be temporary adjustments in nature. An example of a temporary adjustment includes wash sales.

9.	Shareholder Transactions

The Fund is a closed-end “tender offer” fund and will seek to make periodic offers to repurchase Shares. Except as permitted by the Fund’s structure, no shareholder will have the right to require the Fund to repurchase Shares. The Shares are not listed on any securities exchange and no public market for Shares exists, and none is expected to develop in the future. Consequently, the Fund is not a liquid investment and shareholders generally will not be able to liquidate their investment other than as a result of repurchases of their Shares by the Fund. The Adviser intends to recommend that, in normal market circumstances, the Board conduct repurchase offers of no more than 25% of the Fund’s net assets quarterly on or about each January 1, April 1, July 1 and October 1.

SEG Partners Long/Short Equity Fund

Notes to Financial Statements (continued)

April 30, 2026 (Unaudited)

9.	Shareholder Transactions (continued)

During the six months ended April 30, 2026, the Fund conducted the following tender offers:

			Class I		Class A
Tender Offer Filing Date	Tender Offer Pricing Date	Offer Percentage	Shares Redeemed	Dollars Redeemed	Shares Redeemed	Dollars Redeemed
1/2/2026	3/31/2026	25%	0	$0	0	$0
4/1/2026*	6/30/2026	25%	0	$0	0	$0

*The Fund filed a tender offer with the SEC on April 1, 2026. In the filing, the Fund offered to repurchase up to 25% of its issued and outstanding Shares at a price equal to the net asset value of each Class of Shares as of June 30, 2026. As of the close of the Tender Offer window on April 30, 2026, no Class I Shares and no Class A Shares were tendered for repurchase.

Transactions in the Shares were as follows:

	Six Months Ended		Fiscal Period Ended
	April 30, 2026		October 31, 2025
	Shares	Amount	Shares	Amount
Shares Sold
Class I	-	$-	6,009,671	$150,250,000
Class A	51,895	1,340,000	72,400.00	1,891,383
Shares Redeemed
Class I	(4,000)	(101,685)	-	-
Class A	-	-	-	-
Net Increase in Shares/Net Assets	47,895	$1,238,315	6,082,071	$152,141,383

10.	Segment Reporting

The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Adviser’s Senior Management act as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the Fund's single investment objective which is executed by the Fund's portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

SEG Partners Long/Short Equity Fund

Notes to Financial Statements (continued)

April 30, 2026 (Unaudited)

11.	Commitments and Contingencies

The Fund indemnifies its officers and trustees for certain liabilities that may arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representation and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

12.	Subsequent Events

The Fund has evaluated subsequent events through June 26, 2026, the date the financial statements were issued, and confirmed that the only subsequent events requiring disclosure were as follows:

During the period May 1, 2026 through June 26, 2026, the Fund processed capital contributions of $295,000. No withdrawals were processed during the period.

SEG Partners Long/Short Equity Fund

Additional Information

April 30, 2026 (Unaudited)

N-PORT

The Fund will file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission (“SEC”) on Form N-PORT. The Fund’s Form N-PORT will be available without charge by visiting the SEC’s website at www.sec.gov.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities owned by the Fund and information regarding how the Fund voted proxies relating to the portfolio of securities for the most recent 12-month period ended June 30, are available to shareholders without charge, upon request by calling the Adviser toll free at 1-844-536-2990 or on the SEC’s website at www.sec.gov.

Availability of Fund Updates

The Fund updates performance and certain other material information as necessary from time to time on its website at https://www.selectequity.com/funds/. Investors and others are advised to check the website for updated performance information and other material information about the Fund. References herein to the Fund’s website are intended to allow investors public access to information regarding the Fund and are not intended to, incorporate the Fund’s website in this report.

Forward-Looking Statements

This report contains "forward-looking statements,'' which are based on current management expectations. Actual future results, however, may prove to be different from expectations. You can identify forward-looking statements by words such as "may'', "will'', "believe'', "attempt'', "seem'', "think'', "ought'', "try'' and other similar terms. The Fund cannot promise future returns. Management’s opinions are a reflection of its best judgment at the time this report is compiled, and it disclaims any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

SEG Partners Long/Short Equity Fund

Additional Information (continued)

April 30, 2026 (Unaudited)

Privacy Policy

The Fund adopts the following privacy policy in order to safeguard the personal information of its consumers and customers in accordance with SEC Regulation S- P, 17 CFR 284.30

Commitment to Consumer Privacy

The Fund recognizes and respects the privacy expectations of each of our customers and believes that the confidentiality and protection of consumer information is one of our fundamental responsibilities. The Fund is committed to maintaining the confidentiality, integrity and security of the customers’ personal information and will handle personal consumer and customer information only in accordance with Regulation S-P and any other applicable laws, rules and regulations. The Fund will ensure: (a) the security and confidentiality of customer records and information; (b) that customer records and information are protected from any anticipated threats and hazards; and (c) that unauthorized access to, or use of, customer records or information is protected against.

Collection and Disclosure of Shareholder Information

Consumer information collected by, or on behalf of, the Fund generally consists of the following:

▪       Information received from consumers or customers on or in applications or other forms, correspondence, or conversations, including, but not limited to, their name, address, phone number, social security number, assets, income and date of birth; and

▪       Information about transactions with us, our affiliates, or others, including, but not limited to, shareholder account numbers and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Fund does not disclose any nonpublic personal information about our current or former consumers or customers to nonaffiliated third parties, except as permitted by law. For example, as the Fund has no employees, it conducts its business affairs through third parties that provide services pursuant to agreements with the Fund (as well as through its officers and trustees).

Security of Consumer and Customer Information

The Fund will determine that the policies and procedures of its affiliates and service providers are reasonably designed to safeguard customer information and require only appropriate and authorized access to, and use of, customer information through the application of appropriate administrative, technical, physical, and procedural safeguards that comply with applicable federal standards and regulations. The Fund directs each of its service providers to adhere to the Fund’s privacy policy and to their respective privacy policies with respect to all customer information of the Fund and to take all actions reasonably necessary so that the Fund is in compliance with the provisions of 17 CFR 248.30, including, as applicable, the development and delivery of initial and annual privacy notices and maintenance of appropriate and adequate records. The Fund will require its service providers to restrict access to nonpublic personal information about customers to those employees who need to know that information to provide products or services to customers.

The Fund may require its service providers to provide periodic reports to the Board of Trustees outlining their privacy policies and implementation and promptly report to the Fund any material changes to their privacy policy before, or promptly after, their adoption.

SEG Partners Long/Short Equity Fund

Additional Information (continued)

April 30, 2026 (Unaudited)

SEG Partners Long/Short Equity Fund

Investment Manager

Select Equity Group, L.P.

380 Lafayette Street

New York, New York 10003

Custodian

U.S. Bank, N.A.

1555 N. River Center Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bank Global Fund Services

615 East Michigan Street, 3rd Floor

Milwaukee, Wisconsin 53212

Administrator and Accounting Agent

U.S. Bank Global Fund Services

615 East Michigan Street, 3rd Floor

Milwaukee, Wisconsin 53212

Legal Counsel

Faegre Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, Pennsylvania 19103

Independent Registered Public Accounting Firm

PricewaterhouseCoopers, LLP

300 Madison Avenue,

New York, New York 10017

Principal Underwriter and Distributor

ACA

190 Middle Street, Suite 301

Portland, Maine 04101

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable due to no such divestments during the semi-annual period covered since the pervious Form N-CSR filing.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 9. Proxy Disclosure for Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable for the period covered by this Report.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(c)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(d)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The registrant did not engage in securities lending activities during the fiscal period reported on this Form N-CSR.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SEG Partners Long/Short Equity Fund

By (Signature and Title)*	/s/ Matthew Stadtmauer
Matthew Stadtmauer, President and Principal Executive Officer

Date	7/07/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Matthew Stadtmauer
Matthew Stadtmauer, President and Principal Executive Officer

Date	7/07/2026

By (Signature and Title)*	/s/ Troy Statczar
Troy Statczar, Principal Financial Officer

Date	7/07/2026

* Print the name and title of each signing officer under his or her signature.